IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY	6 Months Ended
Sep. 30, 2023
In-process Research And Development And Deferred Tax Liability
IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY

NOTE 10. IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY

In-process research and development (“IPR&D”) consists of the following projects (in thousands):

		Value as of
Project #	Description	September 30, 2023	March 31, 2023
iOx:
PORT 2 (IMM60)	Melanoma & Lung Cancers	$36,181	$36,181
PORT 3 (IMM65)	Ovarian/Prostate Cancers	21,709	21,709
		57,890	57,890

Oncomer/Saugatuck	DNA Aptamers	178	178

Tarus:
PORT 6 & PORT 7	Adenosine Receptors	22,723	22,723
PORT 8	Adenosine Receptors	420	420
PORT 9	Adenosine Receptors	472	472
		23,615	23,615

In-process research and development		$81,683	$81,683

Deferred tax liability		$13,020	$13,195

At the end of each reporting period, the Company is required to assess whether there is any indication that an asset may be impaired. Pursuant to IAS 36, the Company evaluated the then-current capital markets, the increasing costs of capital, and the delays in the timing of asset development and concluded that provisions for impairment were required during the year ended March 31, 2023 with respect to the iOx IPR&D and the Tarus IPR&D. The Company recognized an impairment of $59.320 million with respect to the iOx assets, reducing the Company’s carrying value from $117.210 million to $57.890 million and an impairment of $4.585 million with respect to the Tarus assets, reducing the Company’s carrying value from $28.2 million to $23.615 million. The deferred tax liability in the U.K. was reduced as a result of the IPR&D impairment loss recognized by iOx for financial statement purposes.

Deferred tax liability represents iOx’s estimated tax on the difference between book and tax basis of the IPR&D, which is taxable in the U.K, and the effect of usable net operating loss carryforwards.